Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 24,380
Current maturities of lease liability	700	$ 774	€ 745
Long-term lease liability	23,680	$ 26,191	€ 22,005
Less than one year [Member]
Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	700
One to five years [Member]
Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	2,970
More than five years [Member]
Leases (Details) - Schedule of Maturity Analysis of Company's Lease Liabilities [Line Items]
Lease Liability	€ 20,710